Supplemental Oil And Natural Gas Disclosures (Components Of Changes In Standardized Measure Of Discounted Future Net Cash Flows) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components of changes in standardized measure of discounted future net cash flows
Balance at beginning of year	$ 629,596	$ 1,418,046	$ 1,406,274
Sales of oil and natural gas, net of production costs	(124,610)	(147,906)	(320,130)
Changes in sales and transfer prices, net of production costs	(324,638)	(823,073)	(153,770)
Revisions of previous quantity estimates	(35,972)	53,101	(477,377)
Purchases of reserves-in-place	40,611		21,633
Sales of reserves-in-place	2,345	(244,251)	(107,414)
Current year discoveries and extensions	356,631	260,078	701,820
Changes in estimated future development costs	849	4,376	2,591
Development costs incurred during the year	8,363	42,420	161,357
Accretion of discount	62,960	141,805	140,627
Net change in income taxes	0	0	0
Change in production rate (timing) and other	(57,527)	(75,000)	42,435
Net change	(70,988)	(788,450)	11,772
Balance at end of year	$ 558,608	$ 629,596	$ 1,418,046